Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020		Mar. 31, 2020
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 17,087		¥ 21,190
Less: Amounts offset in the consolidated balance sheets	[2]	(15,997)		(19,248)
Total net amounts reported on the face of the consolidated balance sheets	[3]	1,090		1,942
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(140)		(182)
Net amount		950		1,760
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[5]	17,182		20,790
Less: Amounts offset in the consolidated balance sheets	[2],[5]	(15,863)		(18,987)
Total net amounts reported on the face of the consolidated balance sheets		1,319		1,803
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(246)		(125)
Net amount	[5]	1,073		1,678
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		770		869
Derivative liabilities
Gross derivative balances, Derivative liabilities		1,023	[5]	875
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		463		1,052
Derivative liabilities
Gross derivative balances, Derivative liabilities		682		1,133
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		10,434		11,881
Derivative liabilities
Gross derivative balances, Derivative liabilities		10,060		11,438
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,473		1,692
Derivative liabilities
Gross derivative balances, Derivative liabilities		1,464		1,758
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		31		56
Derivative liabilities
Gross derivative balances, Derivative liabilities		13		18
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		182		278
Derivative liabilities
Gross derivative balances, Derivative liabilities		241		311
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		191		126
Derivative liabilities
Gross derivative balances, Derivative liabilities		190		132
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets				3
Derivative liabilities
Gross derivative balances, Derivative liabilities		1		14
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		3,542		5,224
Derivative liabilities
Gross derivative balances, Derivative liabilities		3,500		5,105
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		0		1
Derivative liabilities
Gross derivative balances, Derivative liabilities		0		1
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1		8
Derivative liabilities
Gross derivative balances, Derivative liabilities		¥ 8		¥ 5

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2020, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,013 billion and ¥1,046 billion, respectively. As of September 30, 2020, the gross balance of such derivative assets and derivative liabilities was ¥443 billion and ¥572 billion, respectively.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2020, Nomura offset a total of ¥1,679 billion of cash collateral receivables against net derivative liabilities and ¥1,940 billion of cash collateral payables against net derivative assets. As of September 30, 2020, Nomura offset a total of ¥1,592 billion of cash collateral receivables against net derivative liabilities and ¥1,726 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2020, a total of ¥374 billion of cash collateral receivables and ¥540 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2020, a total of ¥182 billion of cash collateral receivables and ¥446 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.